SCHEDULE OF BORROWINGS NOT INCLUDING THE CONVERTIBLE NOTES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total Notes Payable	$ 13,081,016	$ 13,381,016	$ 14,669,280
Less: Debt Issuance Costs	(120,835)	(140,082)	(398,324)
Borrowings	12,960,181	13,240,934	14,270,956
Silverview Loan [Member]
Short-Term Debt [Line Items]
Total Notes Payable	10,382,438	10,682,438	12,250,000
PPP Loan [Member]
Short-Term Debt [Line Items]
Total Notes Payable	2,269,456	2,269,456	2,269,456	$ 2,269,456
COVID 19 TTS Loan [Member]
Short-Term Debt [Line Items]
Total Notes Payable	39,247	39,247
City Of Eugene [Member]
Short-Term Debt [Line Items]
Total Notes Payable	$ 389,875	389,875
2023 Channel Partners Loan [Member]
Short-Term Debt [Line Items]
Total Notes Payable			$ 149,824